Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of RSUs
Unvested, beginning balance	306,242	329,156	329,156
Granted	85,098		79,172
Forfeited	(7,595)	(10,054)	(12,198)
Vested	(122,322)		(89,888)
Unvested, ending balance	261,423		306,242	329,156
Weighted-average grant date fair value
Unvested, beginning balance	$ 10.54	$ 11.68	$ 11.68
Granted	10.26		7.90
Vested	11.01		12.25
Forfeited	7.90		11.54
Unvested, ending balance	$ 10.30		$ 10.54	$ 11.68
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	11 months 23 days		11 months 4 days	1 year 4 months 17 days